Expenses by nature (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of expenses by nature
	Production costs	Costs	General and administrative expenses	Selling expenses	06.30.2022
Leases, services charges and vacant property costs	12	322	120	11	465
Depreciation and amortization	3,552	760	454	21	4,787
Doubtful accounts	-	-	-	(7)	(7)
Advertising, publicity and other selling expenses	-	1,327	-	431	1,758
Taxes, rates and contributions	75	1,144	284	2,736	4,239
Maintenance and repairs	228	3,532	706	4	4,470
Fees and payments for services	79	5,389	1,030	609	7,107
Director's fees	-	-	1,822	-	1,822
Payroll and social security liabilities	1,323	6,019	4,218	395	11,955
Cost of sale of goods and services	-	7,429	-	-	7,429
Cost of sale of agricultural products and biological assets	-	43,255	-	-	43,255
Supplies and labors	23,488	280	-	300	24,068
Freights	167	3	1	2,278	2,449
Commissions and bank charges	-	11	182	1	194
Conditioning and clearance	-	-	-	296	296
Travel, library expenses and stationery	147	120	149	55	471
Interconnection and roaming expenses	-	99	2	-	101
Others	1,670	95	79	211	2,055
Total expenses by nature as of 06.30.2022	30,741	69,785	9,047	7,341	116,914

	Production costs	Costs	General and administrative expenses	Selling expenses	06.30.2021
Leases, services charges and vacant property costs	20	369	85	28	502
Depreciation and amortization	4,295	840	474	52	5,661
Doubtful accounts	-	-	-	362	362
Advertising, publicity and other selling expenses	-	587	-	113	700
Taxes, rates and contributions	100	884	275	2,555	3,814
Maintenance and repairs	267	2,789	685	7	3,748
Fees and payments for services	80	6,640	751	562	8,033
Director's fees	-	-	2,074	-	2,074
Payroll and social security liabilities	1,369	5,028	3,755	471	10,623
Cost of sale of goods and services	-	5,657	-	-	5,657
Cost of sale of agricultural products and biological assets	-	32,247	-	-	32,247
Supplies and labors	23,804	233	-	266	24,303
Freights	189	2	8	1,946	2,145
Commissions and bank charges	-	8	172	2	182
Conditioning and clearance	-	-	-	310	310
Travel, library expenses and stationery	118	62	98	34	312
Interconnection and roaming expenses	-	77	2	-	79
Others	1,555	56	94	92	1,797
Total expenses by nature as of 06.30.2021	31,797	55,479	8,473	6,800	102,549
	Production costs	Costs	General and administrative expenses	Selling expenses	06.30.2020
Leases, services charges and vacant property costs	21	405	80	52	558
Depreciation and amortization	3,380	994	438	21	4,833
Doubtful accounts	-	220	-	662	882
Advertising, publicity and other selling expenses	-	1,269	-	208	1,477
Taxes, rates and contributions	112	1,154	285	2,611	4,162
Maintenance and repairs	216	4,291	817	11	5,335
Fees and payments for services	80	5,971	1,268	202	7,521
Director's fees	-	-	1,500	-	1,500
Payroll and social security liabilities	1,382	5,698	3,572	584	11,236
Cost of sale of goods and services	-	2,401	-	-	2,401
Cost of sale of agricultural products and biological assets	-	30,170	-	-	30,170
Supplies and labors	20,652	2,381	-	25	23,058
Freights	193	130	-	2,843	3,166
Bank commissions and expenses	-	15	220	-	235
Conditioning and clearance	-	-	-	441	441
Travel, library expenses and stationery	120	116	159	59	454
Interconnection and roaming expenses	-	259	-	-	259
Others	1,997	157	101	234	2,489
Total expenses by nature as of 06.30.2020	28,153	55,631	8,440	7,953	100,177